Mobile Financial Services activities - Maturities of financial liabilities - Additional information (Details) € in Millions, $ in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Disclosure of financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	€ 285
Non-current financial liabilities	€ 31,922	$ 28	€ 30,089	$ 28	€ 33,148	$ 28